TPLIC Letterhead

May 4, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:            Transamerica Premier Life Insurance Company
WRL Series Life Account
Transamerica Xcelerator Exec (File No. 333-199054)

CIK No.: 0000778209

Dear Commissioners:

On behalf of Transamerica Premier Life Insurance Company ("Transamerica Premier") and the WRL Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the forms of Prospectus and Statement of Additional Information dated May 1, 2016 for the above referenced deferred variable life policy offered by Transamerica Premier through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 26, 2016 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Gayle A. Morden
Gayle A. Morden
 Manager, Registered Products & Distribution Products

cc:            Arthur D. Woods, Esq.